INCOME TAX AND DEFERRED TAX, Income Tax (Expense)/Gain (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAX AND DEFERRED TAX [Abstract]
Current income tax	$ (3,439,545)	$ (3,651,647)	$ (6,698,265)
Special revaluation tax	0	0	(2,194,810)
Deferred income tax	(964,878)	(1,826,938)	8,865,492
Total income tax	$ (4,404,423)	$ (5,478,585)	$ (27,583)